Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Entity Central Index Key	0000856671
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000193017 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class R6
Trading Symbol	JCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class R6/JCSRX) returned 8.12% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class R6/JCSRX)	8.12%	1.45%	2.37%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 545,676,689
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 1,925,747
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000178768 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class I
Trading Symbol	JCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class I/JCAFX) returned 8.04% for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class I/JCAFX)	8.04%	1.41%	2.35%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 545,676,689
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 1,925,747
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001744 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class C
Trading Symbol	TCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class C/TCCAX) returned 7.08% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class C/TCCAX)	6.08%	0.50%	1.44%
California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge	7.08%	0.50%	1.44%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 545,676,689
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 1,925,747
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001742 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class A
Trading Symbol	TACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class A/TACAX) returned 7.88% (excluding sales charges) for the year ended May 31, 2026. The most significant factors affecting fund performance during the period included elevated and ultimately easing municipal bond yields, record levels of new municipal bond supply, strong investor demand in the municipal market, three short-term interest rate cuts by the U.S. Federal Reserve, and escalating conflict in the Middle East.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Municipal bond prices generally benefited as yields moderated from elevated levels during portions of the period.
Special tax revenue bonds | The fund’s holdings of bonds backed by special tax assessments also contributed to absolute fund performance.
Education bonds | The fund also benefited from positions in bonds funding charter schools.
TOP PERFORMANCE DETRACTORS
Industrial development bonds | The performance of the fund’s holdings in this sector declined overall, primarily due to weakness in a holding funding a rail project.
Tobacco-related bonds | The fund’s positions in certain tobacco bonds underperformed during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class A/TACAX)	3.52%	0.43%	1.78%
California Municipal Bond Fund (Class A/TACAX)—excluding sales charge	7.88%	1.25%	2.20%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%
Bloomberg California Municipal Bond Index	6.57%	0.88%	2.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 545,676,689
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 1,925,747
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$545,676,689
Total number of portfolio holdings	428
Total advisory fees paid (net)	$1,925,747
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	17.3%
Revenue bonds	82.3%
Other revenue	16.3%
Airport	13.5%
Education	13.3%
Health care	10.9%
Facilities	7.9%
Water and sewer	5.2%
Housing	4.3%
Utilities	3.8%
Tobacco	3.6%
Development	2.0%
Transportation	1.5%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-26 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.